FINANCINGS	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
FINANCINGS
NOTE 5 –   FINANCINGS

a.
In May 2020, the Company completed a registered direct offering of 5,142,859 ADSs at a price of $1.75 per ADS. In a concurrent private placement, the Company issued to investors in the offering unregistered warrants to purchase 5,142,859 ADSs. The warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.25 per ADS. In addition, the Company granted to the placement agent’s designees, as part of the placement fee, warrants to purchase 257,143 ADSs. These warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.1875 per ADS. The offering raised a total of $9.0 million, with net proceeds of $8.1 million, after deducting fees and expenses.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 0.20% and an average standard deviation of 80.2%.

b.
In June 2020, the Company completed a registered direct offering of 2,510,286 ADSs at a price of $1.75 per ADS. In a concurrent private placement, the Company issued to investors in the offering unregistered warrants to purchase 2,510,286 ADSs. The warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.25 per ADS. In addition, the Company granted to the placement agent’s designees, as part of the placement fee, warrants to purchase 125,514 ADSs. These warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.1875 per ADS. The offering raised a total of $4.4 million, with net proceeds of $3.9 million, after deducting fees and expenses.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 0.23% and an average standard deviation of 80.9%.